UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Diane J. Drake

Mutual Fund Administration, LLC

2220 E. Route 66, Suite 226

Glendora, CA 91740

(Name and address of agent for service)

(626) 385-5777

Registrant’s telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period: September 30, 2022

Item 1. Report to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

AXS De-SPAC ETF

(DSPC)

AXS Short De-SPAC Daily ETF

(SOGU)

AXS Short Innovation Daily ETF

(SARK)

ANNUAL REPORT

SEPTEMBER 30, 2022

AXS Funds

Each a series of Investment Managers Series Trust II

Table of Contents

Shareholder Letter	1
Fund Performance	4
Schedule of Investments	10
Statements of Assets and Liabilities	15
Statements of Operations	16
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	40
Supplemental Information	42
Expense Examples	49

This report and the financial statements contained herein are provided for the general information of the shareholders of the AXS ETFs. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.axsinvestments.com

Dear Shareholders,

We write this annual shareholder letter for the AXS De-SPAC ETF (“the Fund”) as of fiscal year end on September 30, 2022.

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The De-SPAC ETF (“DSPC” or the “Fund”). The Fund seeks to track the performance, before fees and expenses, of The De-SPAC (the “Index”), whose Bloomberg ticker is DESPACTR. The Index is a rules-based index developed to capture the performance of a group of 25 companies that came public as the result of a business combination with a Special Purpose Acquisition Company (SPAC). DSPC is the first ETF to offer pure-play long exposure to a basket of de-SPAC’d stocks. High-profile de-SPACs include companies such as Virgin Galactic, DraftKings, QuantumScape, and Lucid Group.

The Fund had negative performance during the fiscal period ending on September 30, 2022. The NAV for DSPC decreased 70.88% while the Index decreased 70.78%. The largest detractors for the year were Aurora Innovation and Astra Space, while the largest contributors were QuantumScape and MP Materials.

We appreciate your investment in DSPC.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses and sales charges. The views in this letter were as of September 30, 2022 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Fund holdings and/or sector allocations are subject to change. Please see the Schedule of Investments for information on current holdings.

Past performance does not guarantee future results.

Mutual funds involve risk including possible loss of principal. There is no assurance that the Fund will achieve its investment objective. The Fund may invest in small, less well-known companies, which may be subject to more erratic market movements than large cap stocks.

Dear Shareholders,

We write this annual shareholder letter for the AXS Short De-SPAC ETF (“the Fund”) as of fiscal year end on September 30, 2022.

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in The AXS Short De-SPAC ETF (“SOGU” or the “Fund”). The Fund seeks to track the daily inverse -1x performance, before fees and expenses, of The De-SPAC (the “Index”). The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple times the return of the Fund’s Index for the same period. During the year ended September 30, 2022, the Fund invested in swap agreements in order to gain inverse exposure to the Index.

The Index is a rules-based index developed to capture the performance of a group of 25 companies that came public as the result of a business combination with a Special Purpose Acquisition Company (SPAC). SOGU is the first ETF to offer pure-play short exposure to a basket of de-SPAC’d stocks. High-profile de-SPACs include companies such as Virgin Galactic, DraftKings, QuantumScape, and Lucid Group.

The Fund had positive performance during the fiscal year ending on September 30, 2022. The NAV for SOGU increased 81.37%, while the Index fell 70.78% over the same period.

We appreciate your investment in SOGU.

Investors cannot directly invest in an index and unmanaged index returns do not reflect any fees, expenses and sales charges. The views in this letter were as of September 30, 2022 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Fund holdings and/or sector allocations are subject to change. Please see the Schedule of Investments for information on current holdings.

Past performance does not guarantee future results.

The Fund can invest in derivatives, which include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices or other reference obligations or measures of value. The Fund may enter into swap transactions. A swap contract is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Certain Fund transactions, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. For additional information on risks of investing in the fund, please see the prospectus.

Dear Shareholders,

We write this annual shareholder letter for the AXS Short Innovation Daily ETF (“SARK” or the “Fund”) from launch on November 5, 2021 through September 30, 2022 (the “period”).

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in SARK. The Fund daily NAV per share seeks to track the daily inverse (-1x) price performance, before fees and expenses, of The ARK Innovation ETF (“ARKK”).

The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple times the return of ARKK for the same period. During the period ending September 30, 2022, the Fund invested in swap agreements in order to gain inverse exposure to The ARK Innovation ETF.

ARKK is an actively-managed fund that seeks to invest a majority of its assets in stocks it believes achieve disruptive innovation. SARK is the first ETF to offer short exposure to another ETF, and the only ETF that offers short exposure to ARKK for purposes of hedging and speculation.

The Fund had positive performance during the period ending on September 30, 2022. The NAV for SARK increased 106.28%, while ARKK fell 69.15% over the same period.

We appreciate your investment in SARK.

The views in this letter were as of September 30, 2022 and may not necessarily reflect the same views on the date this letter is first published or any time thereafter. These views are intended to help shareholders in understanding the Fund’s investment methodology and do not constitute investment advice.

Faithfully yours,

Parker B. Binion

Head of Investments, AXS Investments LLC

Past performance does not guarantee future results.

The Fund can invest in derivatives, which include instruments and contracts that are based on and valued in relation to one or more underlying securities, financial benchmarks, indices or other reference obligations or measures of value. The Fund may enter into swap transactions. A swap contract is a commitment between two parties to make or receive payments based on agreed upon terms, and whose value and payments are derived by changes in the value of an underlying financial instrument. Certain Fund transactions, such as entering into futures contracts, options, and short sales, may give rise to a form of leverage. For additional information on risks of investing in the fund, please see the prospectus.

AXS De-SPAC ETF

ETF PERFORMANCE at September 30, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in The De-SPAC Index. Results include the reinvestment of all dividends and capital gains.

The De-SPAC Index is an equally weighted portfolio of 25 of the largest de-SPAC stocks on a rolling 12-month basis. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of September 30, 2022	1 Year	Since Inception	Inception Date
AXS De-SPAC ETF (Net Asset Value)	-70.88%	-62.62%	05/18/21
AXS De-SPAC ETF (Market Price)	-70.37%	-62.11%	05/18/21
The De-SPAC Index	-70.78%	-62.72%	05/18/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 984-2510.

The ETF acquired the assets and liabilities of The De-SPAC ETF, a series of the Collaborative Investment Series Trust (the “Predecessor ETF”) at the close of business on August 5, 2022. As a result of the reorganization, the ETF is the accounting successor of the Predecessor ETF. Performance results shown in the graph and the performance table above for the periods prior to August 6, 2022, reflect the performance of the Predecessor ETF.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 2.12% and 0.75%, respectively, which were stated in the current prospectus dated August 5, 2022. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired ETF fees and expenses (as determined in accordance with SEC Form N-1A), other fees related to

AXS De-SPAC ETF

FUND PERFORMANCE at September 30, 2022 (Unaudited) - Continued

underlying investments, (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.75% of the ETF’s average daily net assets. This agreement is in effect until August 5, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

AXS Short De-SPAC Daily ETF

ETF PERFORMANCE at September 30, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in The De-SPAC Index. Results include the reinvestment of all dividends and capital gains.

The De-SPAC Index is an equally weighted portfolio of 25 of the largest de-SPAC stocks on a rolling 12-month basis. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Average Annual Total Returns as of September 30, 2022	1 Year	Since Inception	Inception Date
AXS Short De-SPAC Daily ETF (Net Asset Value)	81.37%	48.15%	05/17/21
AXS Short De-SPAC Daily ETF (Market Price)	82.72%	48.80%	05/17/21
The De-SPAC Index	-70.78%	-61.32%	05/17/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 984-2510.

The ETF acquired the assets and liabilities of The Short De-SPAC ETF, a series of the Collaborative Investment Series Trust (the “Predecessor ETF”) at the close of business on August 5, 2022. As a result of the reorganization, the ETF is the accounting successor of the Predecessor ETF. Performance results shown in the graph and the performance table above for the periods prior to August 6, 2022, reflect the performance of the Predecessor ETF.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Gross and net expense ratios were 1.29% and 0.95%, respectively, which were stated in the current prospectus dated August 5, 2022. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired ETF fees and expenses (as determined in accordance with SEC Form N-1A), other fees related to

AXS Short De-SPAC ETF

FUND PERFORMANCE at September 30, 2022 (Unaudited) - Continued

underlying investments, (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.95% of the ETF’s average daily net assets. This agreement is in effect until August 5, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

AXS Short Innovation Daily ETF

ETF PERFORMANCE at September 30, 2022 (Unaudited)

This graph compares a hypothetical $10,000 investment in the ETF, made at its inception, with a similar investment in the ARK Innovation ETF Index. Results include the reinvestment of all dividends and capital gains.

The ARK Innovation ETF Index is an actively-managed exchange-traded fund (“ETF”) that will invest under normal circumstances primarily (at least 65% of its assets) in domestic and foreign equity securities of companies that are relevant to the fund’s investment theme of disruptive innovation. The index does not reflect expenses, fees, or sales charge, which would lower performance. The index is unmanaged and is not available for investment.

Total Returns as of September 30, 2022	3 Months (Actual)	6 Months (Actual)	Since Inception (Cumulative)	Inception Date
AXS Short Innovation Daily ETF (Net Asset Value)	-4.11%	33.61%	106.28%	11/05/21
AXS Short Innovation Daily ETF (Market Price)	-3.94%	33.74%	106.23%	11/05/21
ARK Innovation ETF Index	-5.39%	-43.08%	-69.15%	11/05/21

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent month end performance may be obtained by calling (866) 984-2510.

The ETF acquired the assets and liabilities of the Tuttle Capital Short Innovation ETF, a series of the Collaborative Investment Series Trust (the “Predecessor ETF”) at the close of business on August 5, 2022. As a result of the reorganization, the ETF is the accounting successor of the Predecessor ETF. Performance results shown in the graph and the performance table above for the periods prior to August 6, 2022, reflect the performance of the Predecessor ETF.

The ETF’s shares are listed on an exchange. The price of the ETF’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

AXS Short Innovation Daily ETF

FUND PERFORMANCE at September 30, 2022 (Unaudited) - Continued

Gross and net expense ratios were 1.06% and 0.75%, respectively, which were stated in the current prospectus dated August 5, 2022. For the ETF’s current one year expense ratios, please refer to the Financial Highlights section of this report. The ETF’s Advisor has contractually agreed to waive its fees and/or pay for operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired ETF fees and expenses (as determined in accordance with SEC Form N-1A), other fees related to underlying investments, (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) does not exceed 0.75% of the ETF’s average daily net assets. This agreement is in effect until August 5, 2024, and it may be terminated before that date only by the Trust’s Board of Trustees. In the absence of such waivers, the ETF’s returns would be lower.

AXS De-SPAC ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Number of Shares		Value
	COMMON STOCKS — 98.4%
	AEROSPACE/DEFENSE — 3.7%
7,718	Virgin Orbit Holdings, Inc.*	$23,694

	AUTO MANUFACTURERS — 3.4%
4,292	Polestar Automotive Holding UK PLC - Class A - ADR*	21,718

	AUTO PARTS & EQUIPMENT — 8.4%
11,372	Aurora Innovation, Inc.*	25,132
5,965	SES AI Corp.*	29,109
		54,241
	BIOTECHNOLOGY — 4.4%
8,816	Roivant Sciences Ltd.*,1	28,388

	COMMERCIAL SERVICES — 2.8%
13,743	Core Scientific, Inc.*	17,866

	COMPUTERS — 7.4%
9,048	NextNav, Inc.*	24,339
12,649	Rigetti Computing, Inc.*	23,780
		48,119
	ELECTRICAL COMPONENTS & EQUIPMENT — 4.9%
7,796	ESS Tech, Inc.*	31,886

	ELECTRONICS — 4.6%
4,001	Mirion Technologies, Inc.*	29,887

	ENERGY-ALTERNATE SOURCES — 3.6%
12,547	Heliogen, Inc.*	23,337

	ENTERTAINMENT — 4.8%
7,558	Super Group SGHC Ltd.*,1	30,837

	HEALTHCARE-SERVICES — 4.8%
3,127	DocGo, Inc.*	31,020

	INTERNET — 15.9%
9,776	Grab Holdings Ltd. - Class A*,1	25,711
9,448	Nextdoor Holdings, Inc.*	26,360
7,777	Vacasa, Inc. - Class A*	23,875
3,478	Vivid Seats, Inc.	26,642
		102,588
	IRON/STEEL — 3.2%
3,260	Algoma Steel Group, Inc.[1]	20,994

AXS De-SPAC ETF

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2022

Number of Shares		Value
	COMMON STOCKS (Continued)
	LODGING — 3.3%
13,076	Sonder Holdings, Inc.*	$21,706

	MACHINERY-CONSTRUCTION & MINING — 3.9%
2,184	NuScale Power Corp.*	25,509

	REAL ESTATE — 3.0%
7,240	WeWork, Inc. - Class A*	19,186

	SEMICONDUCTORS — 4.0%
5,385	Navitas Semiconductor Corp.*	26,117

	SOFTWARE — 9.1%
5,784	IonQ, Inc.*	29,325
8,983	SoundHound AI, Inc. - Class A*	29,464
		58,789
	TELECOMMUNICATIONS — 3.2%
13,897	Starry Group Holdings, Inc. - Class A*	20,707
	TOTAL COMMON STOCKS
	(Cost $981,292)	636,589
	TOTAL INVESTMENTS — 98.4%
	(Cost $981,292)	636,589
	Other Assets in Excess of Liabilities — 1.6%	10,062
	TOTAL NET ASSETS — 100.0%	$646,651

ADR – American Depository Receipt
PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Financial Statements.

AXS De-SPAC ETF

SUMMARY OF INVESTMENTS

As of September 30, 2022

Security Type/Industry	Percent of Total Net Assets
Common Stocks
Internet	15.9%
Software	9.1%
Auto Parts & Equipment	8.4%
Computers	7.4%
Electrical Components & Equipment	4.9%
Healthcare-Services	4.8%
Entertainment	4.8%
Electronics	4.6%
Biotechnology	4.4%
Semiconductors	4.0%
Machinery-Construction & Mining	3.9%
Aerospace/Defense	3.7%
Energy-Alternate Sources	3.6%
Auto Manufacturers	3.4%
Lodging	3.3%
Iron/Steel	3.2%
Telecommunications	3.2%
Real Estate	3.0%
Commercial Services	2.8%
Total Common Stocks	98.4%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

AXS Short De-SPAC Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Value

Other Assets in Excess of Liabilities — 100.0%	$26,102,828
TOTAL NET ASSETS — 100.0%	$26,102,828

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive
		Equity on Reference		Pay/Receive	Termination	Notional	Premium Paid	Unrealized Appreciation
Counterparty	Description	Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Algoma Steel Group, Inc.	Pay	1.43% (OBFR01* -450bps)	At Maturity	8/8/23	$1,119,312	$-	$264,943
Cowen	Aurora Innovation, Inc.	Pay	-1.07% (OBFR01* -200bps)	At Maturity	8/8/23	1,116,330	-	101,351
Cowen	Core Scientific, Inc.	Pay	0.93% (OBFR01* -400bps)	At Maturity	8/8/23	1,088,556	-	362,062
Cowen	Docgo, Inc.	Pay	0.68% (OBFR01* -375bps)	At Maturity	8/8/23	1,249,222	-	(9,944)
Cowen	Ess Tech, Inc.	Pay	5.93% (OBFR01* -900bps)	At Maturity	8/8/23	1,281,009	-	8,696
Cowen	Grab Holdings Ltd. - Class A	Pay	-0.57% (OBFR01* -250bps)	At Maturity	8/8/23	1,191,341	-	136,850
Cowen	Heliogen, Inc.	Pay	6.93% (OBFR01* -1000bps)	At Maturity	8/8/23	1,060,590	-	101,754
Cowen	Ionq, Inc.	Pay	1.68% (OBFR01* -475bps)	At Maturity	8/8/23	1,318,497	-	130,500
Cowen	Mirion Technologies, Inc.	Pay	-1.07% (OBFR01* -200bps)	At Maturity	8/8/23	1,191,979	-	(26,945)
Cowen	Navitas Semiconductor Corp.	Pay	-0.07% (OBFR01* -300bps)	At Maturity	8/8/23	1,214,763	-	151,318
Cowen	Nextdoor Holdings, Inc.	Pay	-1.07% (OBFR01* -200bps)	At Maturity	8/8/23	1,204,723	-	123,826
Cowen	Nextnav, Inc.	Pay	11.93% (OBFR01* -1500bps)	At Maturity	8/8/23	1,078,530	-	90,907
Cowen	Nuscale Power Corp.	Pay	43.93% (OBFR01* -4700bps)	At Maturity	8/8/23	1,222,968	-	162,471
Cowen	Polestar Automotive - Class A ADS	Pay	96.93% (OBFR01* -10000bps)	At Maturity	8/8/23	1,298,453	-	408,389
Cowen	Rigetti Computing, Inc.	Pay	20.93% (OBFR01* -2400bps)	At Maturity	8/8/23	1,341,269	-	360,110
Cowen	Roivant Sciences Ltd.	Pay	3.68% (OBFR01* -675bps)	At Maturity	8/8/23	1,222,812	-	96,275
Cowen	Ses Ai Corp.	Pay	9.93% (OBFR01* -1300bps)	At Maturity	8/8/23	1,171,096	-	(14,163)
Cowen	Sonder Holdings, Inc.	Pay	13.93% (OBFR01* -1700bps)	At Maturity	8/8/23	919,946	-	53,604
Cowen	Soundhound Ai, Inc. - Class A	Pay	48.93% (OBFR01* -5200bps)	At Maturity	8/8/23	1,230,450	-	(48,123)
Cowen	Starry Group Holdings, Inc. - Class A	Pay	28.93% (OBFR01* -3200bps)	At Maturity	8/8/23	1,328,635	-	473,252
Cowen	Super Group Sghc Ltd.	Pay	10.43% (OBFR01* -1350bps)	At Maturity	8/8/23	1,244,362	-	11,594
Cowen	Vacasa, Inc. - Class A	Pay	1.18% (OBFR01* -425bps)	At Maturity	8/8/23	1,163,088	-	193,751
Cowen	Virgin Orbit Holdings, Inc.	Pay	111.93% (OBFR01* -11500bps)	At Maturity	8/8/23	1,114,357	-	156,987
Cowen	Vivid Seats, Inc. - Class A	Pay	1.68% (OBFR01* -475bps)	At Maturity	8/8/23	1,173,647	-	91,496
Cowen	Wework, Inc. - Class A	Pay	1.43% (OBFR01* -450bps)	At Maturity	8/8/23	1,125,598	-	352,641
TOTAL EQUITY SWAP CONTRACTS								$3,733,602

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF

SCHEDULE OF INVESTMENTS

As of September 30, 2022

Value

Other Assets in Excess of Liabilities — 100.0%	$374,404,519
TOTAL NET ASSETS — 100.0%	$374,404,519

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive
		Equity on Reference		Pay/Receive	Termination	Notional	Premium Paid	Unrealized Appreciation
Counterparty	Description	Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Cowen	Ark Innovation ETF	Pay	1.93% (OBFR01* -500bps)	At Maturity	8/8/23	$431,965,494	$-	$36,754,293
TOTAL EQUITY SWAP CONTRACTS								$36,754,293

*	OBFR01 - Overnight Bank Funding Rate, 3.07% as of September 30, 2022.

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF ASSETS AND LIABILITIES

As of September 30, 2022

		AXS	AXS
	AXS	Short De-SPAC	Short Innovation
	De-SPAC ETF	Daily ETF	Daily ETF
Assets:
Investments, at value (cost $981,292, $0 and $0, respectively)	$636,589	$-	$-
Cash	33,766	9,161,215	276,386,451
Cash deposited with brokers for open swap contracts	-	13,590,000	92,532,369
Unrealized appreciation on open swap contracts	-	3,832,777	36,754,293
Receivables:
Fund shares sold	-	-	1,542,850
Dividends and interest	162	-	-
Due from Advisor	4,016	-	-
Total assets	674,533	26,583,992	407,215,963

Liabilities:
Unrealized depreciation on open swap contracts	-	99,175	-
Payables:
Fund shares redeemed	-	-	32,434,712
Advisory fees	-	6,335	207,403
Fund administration fees	799	452	42,532
Custody fees	2,261	2,188	29,288
Auditing fees	12,355	15,779	13,954
Legal fees	3,839	3,629	7,383
Shareholder reporting fees	3,786	3,066	89
Fund accounting fees	1,507	6,081	59,044
Trustees’ fees and expenses	761	111	1,869
Payable for swaps	-	337,525	-
Chief Compliance Officer fees	-	4,506	4,833
Accrued other expenses	2,574	2,317	10,337
Total liabilities	27,882	481,164	32,811,444

Net Assets	$646,651	$26,102,828	$374,404,519

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$2,764,590	$12,755,722	$186,024,497
Total distributable earnings (accumulated deficit)	(2,117,939)	13,347,106	188,380,022
Net Assets	$646,651	$26,102,828	$374,404,519

Shares of beneficial interest issued and outstanding	100,000	525,000	6,050,000
Net asset value per share	$6.47	$49.72	$61.89

See accompanying Notes to Financial Statements.

AXS Funds

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2022

		AXS	AXS
	AXS	Short De-SPAC	Short Innovation
	De-SPAC ETF	Daily ETF	Daily ETF
Investment Income:
Dividends (net of foreign withholding taxes of $29, $0 and $0, respectively)	$162	$-	$-
Interest	5,848	25,373	771,770
Total investment income	6,010	25,373	771,770

Expenses:
Advisory fees	10,427	211,790	1,958,335
Fund administration fees	11,575	25,679	263,686
Custody fees	4,760	3,440	31,782
Fund accounting fees	28,040	34,394	136,029
Auditing fees	17,855	17,779	13,954
Miscellaneous	13,701	15,043	21,251
Legal fees	7,136	15,124	51,499
Shareholder reporting fees	6,540	6,512	14,075
Chief Compliance Officer fees	4,685	9,347	9,729
Trustees’ fees and expenses	3,192	3,342	10,517
Insurance fees	375	1,275	9,817
Total expenses	108,286	343,725	2,520,674
Advisory fees (waived) recovered	(10,427)	(120,096)	(251,311)
Other expenses absorbed	(87,461)	-	-
Net expenses	10,398	223,629	2,269,363
Net investment income (loss)	(4,388)	(198,256)	(1,497,593)

Realized and Unrealized Gain (Loss) on:
Net realized gain (loss) on:
Investments	(1,858,959)	-	-
Investments in-kind	113,010	-	-
Swap contracts	-	10,654,262	153,123,322
Net realized gain (loss)	(1,745,949)	10,654,262	153,123,322
Net change in unrealized appreciation (depreciation) on:
Investments	(229,309)	-	-
Swap contracts	-	2,891,100	36,754,293
Net change in unrealized appreciation (depreciation)	(229,309)	2,891,100	36,754,293
Net realized and unrealized gain (loss)	(1,975,258)	13,545,362	189,877,615

Net Increase (Decrease) in Net Assets from Operations	$(1,979,646)	$13,347,106	$188,380,022

See accompanying Notes to Financial Statements.

AXS De-SPAC ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2022	September 30, 2021*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(4,388)	$1,932
Net realized gain (loss) on investments and investments in kind	(1,745,949)	(67,436)
Net change in unrealized appreciation (depreciation) on investments	(229,309)	(115,394)
Net increase (decrease) in net assets resulting from operations	(1,979,646)	(180,898)

Distributions to Shareholders:
Distributions	(3,048)	(2,710)

Capital Transactions:
Net proceeds from shares sold	4,442,114	4,267,772
Cost of shares redeemed	(4,041,281)	(1,855,652)
Net increase (decrease) in net assets from capital transactions	400,833	2,412,120

Total increase (decrease) in net assets	(1,581,861)	2,228,512

Net Assets:
Beginning of period	2,228,512	-
End of period	$646,651	$2,228,512
Capital Share Transactions:
Shares sold	250,000	175,000
Shares redeemed	(250,000)	(75,000)
Net increase (decrease) in capital share transactions	-	100,000

^	With the Plan of Reorganization with respect to the AXS De-SPAC ETF (formerly, The De-SPAC ETF), shareholders received shares of the AXS De-SPAC ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 18, 2021.

See accompanying Notes to Financial Statements.

AXS Short De-SPAC Daily ETF^

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Period Ended
	September 30, 2022	September 30, 2021*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(198,256)	$(56,457)
Net realized gain (loss) on investments and swap contracts	10,654,262	156,805
Net change in unrealized appreciation (depreciation) on investments and swap contracts	2,891,100	842,502
Net increase (decrease) in net assets resulting from operations	13,347,106	942,850

Distributions to Shareholders:
Distributions	(865,916)	-

Capital Transactions:
Net proceeds from shares sold	37,027,337	29,854,425
Cost of shares redeemed	(43,240,719)	(10,962,255)
Net increase (decrease) in net assets from capital transactions	(6,213,382)	18,892,170

Total increase (decrease) in net assets	6,267,808	19,835,020

Net Assets:
Beginning of period	19,835,020	-
End of period	$26,102,828	$19,835,020
Capital Share Transactions:
Shares sold	950,000	1,150,000
Shares redeemed	(1,125,000)	(450,000)
Net increase (decrease) in capital share transactions	(175,000)	700,000

^	With the Plan of Reorganization with respect to the AXS Short De-SPAC ETF (formerly, The Short De-SPAC ETF), shareholders received shares of the AXS Short De-SPAC ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 17, 2021.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF^

STATEMENTS OF CHANGES IN NET ASSETS

For the
Period Ended
September 30, 2022*
Increase (Decrease) in Net Assets from:
Operations:
Net investment income (loss)	$(1,497,593)
Net realized gain (loss) on swap contracts	153,123,322
Net change in unrealized appreciation (depreciation) on swap contracts	36,754,293
Net increase (decrease) in net assets resulting from operations	188,380,022

Capital Transactions:
Net proceeds from shares sold	1,579,155,899
Cost of shares redeemed	(1,393,131,402)
Net increase (decrease) in net assets from capital transactions	186,024,497

Total increase (decrease) in net assets	374,404,519

Net Assets:
Beginning of period	-
End of period	$374,404,519
Capital Share Transactions:
Shares sold	31,250,000
Shares redeemed	(25,200,000)
Net increase (decrease) in capital share transactions	6,050,000

^	With the Plan of Reorganization with respect to the AXS Short Innovation Daily ETF (formerly, Tuttle Capital Short Innovation ETF), shareholders received shares of the AXS Short Innovation Daily ETF effective as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on November 5, 2021.

See accompanying Notes to Financial Statements.

AXS De-SPAC ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	September 30, 2022	September 30, 2021*
Net asset value, beginning of period	$22.29	$25.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.04)	0.01
Net realized and unrealized gain (loss)	(15.72)	(2.70)
Total from investment operations	(15.76)	(2.69)

Less Distributions:
From net investment income	(0.06)	(0.02)
Total distributions	(0.06)	(0.02)
Net asset value, end of period	$6.47	$22.29

Total return[2,3]	(70.88)%	(10.79)%[4]

Total return at market price[3,5]	(70.37)%	(10.69)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$647	$2,229

Ratio of expenses to average net assets:		5.93%[6]
Before fees waived and expenses absorbed	7.81%
After fees waived and expenses absorbed	0.75%	0.75%[6]
Ratio of net investment income (loss) to average net assets:		(4.99)%[6]
Before fees waived and expenses absorbed	(7.38)%
After fees waived and expenses absorbed	(0.32)%	0.19%[6]

Portfolio turnover rate[7]	193%	44%[4]

^	Financial information from May 18, 2021 through August 5, 2022 is for The De-SPAC ETF, which was reorganized into the AXS De-SPAC ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 18, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Short De-SPAC Daily ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the	For the
	Year Ended	Period Ended
	September 30, 2022	September 30, 2021*
Net asset value, beginning of period	$28.34	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.33)	(0.08)
Net realized and unrealized gain (loss)	23.63	(1.58)
Total from investment operations	23.30	(1.66)

Less Distributions:
From net investment income	(1.92)	-
Total distributions	(1.92)	-
Net asset value, end of period	$49.72	$28.34

Total return[2,3]	81.37%	(5.55)%[4]

Total return at market price[3,5]	82.72%	(5.57)%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$26,103	$19,835

Ratio of expenses to average net assets:		1.89%[6]
Before fees waived and expenses absorbed	1.46%
After fees waived and expenses absorbed	0.95%	0.95%[6]
Ratio of net investment income (loss) to average net assets:		(1.89)%[6]
Before fees waived and expenses absorbed	(1.35)%
After fees waived and expenses absorbed	(0.84)%	(0.95)%[6]

Portfolio turnover rate[7]	-%	-%[4]

^	Financial information from May 17, 2021 through August 5, 2022 is for The Short De-SPAC Daily ETF, which was reorganized into the AXS Short De-SPAC Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on May 17, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Short Innovation Daily ETF^

FINANCIAL HIGHLGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

For the
Period Ended
September 30, 2022*
Net asset value, beginning of period	$30.00
Income from Investment Operations:
Net investment income (loss)[1]	(0.24)
Net realized and unrealized gain (loss)	32.13
Total from investment operations	31.89
Net asset value, end of period	$61.89

Total return[2,3]	106.28%[4]

Total return at market price[3,5]	106.23%[4]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$374,405

Ratio of expenses to average net assets:	0.83%[6]
Before fees waived and expenses absorbed
After fees waived and expenses absorbed	0.75%[6]
Ratio of net investment income (loss) to average net assets:	(0.58)%[6]
Before fees waived and expenses absorbed
After fees waived and expenses absorbed	(0.50)%[6]

Portfolio turnover rate[7]	-%[4]

^	Financial information from November 5, 2021 through August 5, 2022 is for Tuttle Capital Short Innovation ETF, which was reorganized into the AXS Short Innovation Daily ETF as of the close of business on August 5, 2022. See Note 1 in the accompanying Notes to Financial Statements.
*	The Fund commenced operations on November 5, 2021.
[1]	Based on average shares outstanding during the period.
[2]	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
[3]	Total return would have been lower had fees not been waived or absorbed by the Advisor. These returns do not reflect the deduction of taxes that a shareholder would pay on the Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on The NASDAQ Stock Market LLC. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on The NASDAQ Stock Market LLC.
[6]	Annualized.
[7]	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

AXS Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2022

Note 1 – Organization

AXS De-SPAC ETF (the “De-SPAC ETF”), AXS Short De-SPAC Daily ETF (the “Short De-SPAC ETF”) and AXS Short Innovation Daily ETF (the “Short Innovation Daily ETF”) (each a “Fund” and collectively the ’‘Funds’’) are organized as a series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is an actively managed exchange-traded fund (“ETF”).

The De-SPAC ETF seeks to provide investment results that correspond, before fees and expenses, to the price and yield performance of The De-SPAC Index. The Fund is classified as a diversified fund.

The De-SPAC ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of The De-SPAC ETF (the “De-SPAC ETF Predecessor Fund”), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the De-SPAC ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the De-SPAC ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the De-SPAC ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the De-SPAC ETF Predecessor Fund received the same aggregate share net asset value in the corresponding class as noted below:

Shares Issued	Net Assets
100,000	$803,214

The net unrealized depreciation of investments transferred was $392,007 as of the date of the acquisition.

The Short De-SPAC Daily ETF seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the De-SPAC Index. The Fund does not seek to achieve its stated investment objective over a period of time greater than a single day. The Fund is classified as a non-diversified fund.

The Short De-SPAC Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of The Short De-SPAC ETF (the “Short De-SPAC Daily ETF Predecessor Fund”), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the Short De-SPAC Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Short De-SPAC Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Short De-SPAC Daily ETF Predecessor Fund.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Short De-SPAC Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding class as noted below:

Shares Issued	Net Assets
500,000	$22,193,806

The net unrealized depreciation of investments transferred was $4,420,048 as of the date of the acquisition.

The Short Innovation Daily ETF seeks to provide investment results that are approximately the inverse (or opposite) of, before fees and expenses, to the daily price and yield performance of the ARK Innovation ETF. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The Fund is classified as a non-diversified fund.

The Short Innovation Daily ETF commenced investment operations on August 8, 2022. Prior to that date, the Fund acquired the assets and assumed the liabilities of the Tuttle Capital Short Innovation ETF (the “Short Innovation Daily ETF Predecessor Fund”), a series of Collaborative Investment Series Trust in a tax-free reorganization as set out in the Agreement and Plan of Reorganization. The proposed Plan of Reorganization was approved by the Trust’s Board on April 4, 2022, by the Board of Collaborative Investment Series Trust on February 16, 2022, and by beneficial owners of the Short Innovation Daily ETF Predecessor Fund on July 29, 2022. The tax-free reorganization was accomplished on August 5, 2022. As a result of the reorganization, the Fund assumed the performance and accounting history of the Short Innovation Daily ETF Predecessor Fund. Financial information included for the dates prior to the reorganization is that of the Short Innovation Daily ETF Predecessor Fund.

The reorganization was accomplished by the following tax-free exchange in which each shareholder of the Short Innovation Daily ETF Predecessor Fund received the same aggregate share net asset value in the corresponding classes as noted below:

Shares Issued	Net Assets
6,925,000	$339,852,874

The net unrealized depreciation of investments transferred was $41,087,479 as of the date of the acquisition.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

(a) Valuation of Investments

The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Funds might reasonably expect to receive for the security upon its current sale). The Board of Trustees has designated the Advisor as the Funds’ valuation designee (the “Valuation Designee”) to make all fair value determinations with respect to the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, the Advisor has adopted and implemented policies and procedures to be followed when the Funds must utilize fair value pricing. Prior to September 8, 2022, security valued at fair value as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee were subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee met as needed. The Valuation Committee was comprised of all the Trustees, but action may had been taken by any one of the Trustees.

(b) Swap Agreements

Each Fund will enter into swap agreements to pursue its investment objective of delivering a specific multiple (e.g. 200% or -200%) return to its underlying common stock or ETF for a single day. The swap agreements may include as a reference asset investment vehicle that seek exposure to the underlying common stock or ETF.

Swap agreements are contracts entered into primarily with major financial institutions for a specified period ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index. A Fund may use a combination of swaps on the underlying ETF and swaps on various investment vehicles that are designed to track the performance of the underlying ETF. The underlying investment vehicle may not track the performance of the underlying ETF due to embedded costs and other factors, which may increase a Fund’s correlation risk and impact a Fund’s ability to correlate with the underlying common stock or ETF.

With respect to the use of swap agreements, if the underlying common stock or ETF has a dramatic intraday move that causes a material decline in net assets, the terms of a swap agreement between a Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, a Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with its investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using swap agreements may also have the effect of lowering each Fund’s return.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

(c) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Income and expenses of the Funds are allocated on a pro rata basis to each class of shares net relative assets, except for distribution and service fees which are unique to each class of shares. Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

(d) Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Funds’ Shares trade at market prices rather than at their net asset value (“NAV”), Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Funds offer and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares for the Funds (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Fund Shares may only be purchased from or redeemed to the Funds by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Funds may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Funds may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Funds is $100, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Funds may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to the Funds, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Funds. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Funds securities to the account of the Trust. The non-standard charges are payable to the Funds as it incurs costs in connection with the redemption of Creation Units, the receipt of Funds securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Funds is $100, regardless of the number of Creation Units created in the transaction.

(e) Federal Income Taxes

The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Funds’ current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of September 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(f) Distributions to Shareholders

The Funds will make distributions of net investment income and net capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

(g) Illiquid Securities

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Funds limit their illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Advisor, at any time, determines that the value of illiquid securities held by the Funds exceed 15% of its net asset value, the Advisor will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (the “Agreement”) with AXS Investments LLC (the “Advisor”). Under the terms of the Agreement, the Funds pay a monthly investment advisory fee to the Advisor based on each Fund’s average daily net assets. The annual rates are listed in the table below:

Investment Advisory Fees
De-SPAC ETF	0.75%
Short De-SPAC Daily ETF	0.90%
Short Innovation Daily ETF	0.65%*

*	The Advisor has agreed to cap the investment advisory fees for the Short Innovation Daily ETF to 0.65% for a period of two years ending on August 5, 2024. After the two-year period from the date of the reorganization, the Fund’s investment advisory fees will be 0.75%.

The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses as determined in accordance with Form N-1A, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) in order to limit total annual operating expenses of each fund. These agreements are in effect until August 8, 2024, for the De-SPAC ETF and Short De-SPAC Daily ETF and for a two-year period from the date of

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

the Reorganization for the Short Innovation Daily ETF, respectively, and they may be terminated before that date only by the Trust’s Board of Trustees. The table below contains the expense cap by Fund:

Total Limit on Annual
Operating Expenses
De-SPAC ETF	0.75%
Short De-SPAC Daily ETF	0.95%
Short Innovation Daily ETF	0.75%

Prior to the close of business on August 5, 2022, investment advisory services were provided to the De-SPAC ETF, Short De-SPAC Daily ETF and Short Innovation Daily ETF Predecessor Funds by Tuttle Capital Management, LLC (“Tuttle”), which received investment management fees for its services pursuant to the terms of the investment advisory agreements for the Funds’ Predecessor Funds. The investment advisory fees, which were computed and accrued daily and paid monthly, at an annual rate of 0.75%, 0.90% and 0.65%, respectively, of the Funds’ average daily net assets. For the period August 6, 2022 through September 30, 2022, the De-Spac ETF, Short De-Spac ETF and Short Innovation Daily ETF paid the Advisor $892, $31,953, and $496,101, respectively. For the period October 1, 2021 through August 5, 2022, the De-SPAC ETF Predecessor Fund and Short De-SPAC Daily ETF Predecessor Fund paid Tuttle $9,535 and $180,197, respectively. For the period November 5, 2021 through August 5, 2022, the Short Innovation Daily ETF Predecessor Fund paid Tuttle $1,462,234.

The Advisor may recover from the Funds’ fees and/or expenses previously waived and/or absorbed if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit at which it was waived. The Advisor is permitted to seek reimbursement from the Funds, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full years after the date of the waiver or payment. This reimbursement may be requested from the Funds if the reimbursement will not cause the Funds’ annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. The Advisor may recapture all or a portion of this amount no later than the years stated below:

	De-SPAC ETF	Short De-SPAC Daily ETF	Short Innovation Daily ETF
September 30, 2025	$8,802	$20,911	$168,590
Total	$8,802	$20,911	$168,590

For the periods ended September 30, 2022, Tuttle waived advisory fees totaling $89,086, $99,185 and $82,721, respectively, for the De-SPAC ETF Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund and Short Innovation Daily ETF Predecessor Fund, respectively. These amounts are not recoupable.

Brown Brothers Harriman & Co. (“BBH”) serves as the Funds’ fund accountant, transfer agent and custodian. UMB Fund Services (“UMBFS”) and Mutual Fund Administration, LLC (“MFAC”) serve as the Funds’ co-administrators. For the period August 6, 2022 through September 30, 2022, the De-Spac ETF, Short De-Spac ETF and Short Innovation Daily ETF paid BBH $3,999, $9,752, and $87,477, respectively. For the period August 6, 2022 through September 30, 2022, the De-Spac ETF, Short De-Spac ETF and Short Innovation Daily ETF paid UMBFS and MFAC $143, $1,653, and $65,410, respectively.

Prior to the close of business on August 5, 2022, Citi Fund Services Ohio, Inc. served as the administrator and fund accountant to the De-SPAC ETF Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund and Short Innovation Daily ETF Predecessor Fund and Citibank, N.A. served as the transfer agent and custodian to the De-SPAC ETF

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund and Short Innovation Daily ETF Predecessor Fund. For the period October 1, 2021 through August 5, 2022, the De-SPAC ETF Predecessor Fund and Short De-SPAC Daily ETF Predecessor Fund paid Citi Fund Services Ohio, Inc. $35,651 and $51,332, respectively, and Citibank, N.A. $4,582 and $776, respectively. For the period November 5, 2021 through August 5, 2022, the Short Innovation Daily ETF Predecessor Fund paid Citi Fund Services Ohio, Inc. $276,726 and Citibank, N.A. $1,885.

IMST Distributors, LLC serves as the Funds’ distributor (the “Distributor”). The Distributor does not receive compensation from the Funds for its distribution services; the Advisor pays the Distributor a fee for its distribution-related services. Prior to the close of business on August 5, 2022, Foreside Fund Services, LLC served as the distributor for the De-SPAC ETF Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund and Short Innovation Daily ETF Predecessor Fund.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Fund’s co-administrators. For the period August 6, 2022 through September 30, 2022, the De-SPAC ETF, Short De-SPAC Daily ETF and Short Innovation Daily ETF paid trustees fees of $489, $511 and $2,045, respectively. For the period October 1, 2021 through August 5, 2022, the De-SPAC ETF Predecessor Fund and Short De-SPAC Daily ETF Predecessor Fund paid trustees fees of $2,703 and $2,831, respectively. For the period November 5, 2021 through August 5, 2022, the Short Innovation Daily ETF Predecessor Fund paid trustees fees of $8,472.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. For the period August 6, 2022 through September 30, 2022, the De-SPAC ETF, Short De-SPAC Daily ETF and Short Innovation Daily ETF paid the CCO $927, $5,589 and $5,971, respectively. Prior to the close of business on August 5, 2022, Beacon Compliance Consulting served as CCO for the De-SPAC ETF Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund and Short Innovation Daily ETF Predecessor Fund. For the period October 1, 2021 through August 5, 2022, the De-SPAC ETF Predecessor Fund, Short De-SPAC Daily ETF Predecessor Fund paid Beacon Compliance Consulting $3,758 and $3,758, respectively. For the period November 5, 2021 through August 5, 2022, Short Innovation Daily ETF Predecessor Fund paid Beacon Compliance Consulting $3,758.

Note 4 – Federal Income Taxes

At September 30, 2022, gross unrealized appreciation and depreciation on investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	De-SPAC ETF	Short De-SPAC Daily ETF	Short Innovation Daily ETF
Cost of investments	$1,055,503	$-	$-

Gross unrealized appreciation	$17,827	$-	$-
Gross unrealized depreciation	(436,741)	-	-
Net unrealized depreciation on investments	$(418,914)	$-	$-

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the periods ended September 30, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings (loss) as follows:

Increase (Decrease)
	Paid-in Capital	Total Distributable Earnings (Loss)
De-SPAC ETF	$(141,933)	$141,933
Short De-SPAC Daily ETF	-	-
Short Innovation Daily ETF	-	-

The tax basis of the components of distributable net earnings (deficit) at September 30, 2022 were as follows:

	De-SPAC ETF	Short De-SPAC Daily ETF	Short Innovation Daily ETF
Undistributed ordinary income	$-	$13,347,106	$188,380,022
Undistributed long-term capital gains	-	-	-
Tax accumulated earnings	-	13,347,106	188,380,022

Accumulated capital and other losses	(1,699,025)	-	-
Unrealized depreciation on investments	(418,914)	-	-
Total distributable earnings (accumulated deficit)	$(2,117,939)	$13,347,106	$188,380,022

The tax character of the distributions paid during the periods ended September 30, 2022 and September 30, 2021 were as follows:

	De-SPAC ETF
	September 30, 2022	September 30, 2021
Distributions paid from:
Ordinary income	$3,048	$1,932
Net long-term capital gains	-	-
Return of capital	-	778
Total distributions paid	$3,048	$2,710

	Short De-SPAC Daily ETF
Distributions paid from:	September 30, 2022	September 30, 2021
Ordinary income	$865,916	$-
Net long-term capital gains	-	-
Return of capital	-	-
Total distributions paid	$865,916	$-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Short Innovation Daily ETF
Distributions paid from:	September 30, 2022
Ordinary income	$-
Net long-term capital gains	-
Return of capital	-
Total distributions paid	$-

As of September 30, 2022, the De-SPAC ETF had qualified late-year ordinary losses, which are deferred until fiscal year 2022 for tax purposes. Net late-year ordinary losses incurred after December 31 and within the taxable year and net late-year specified losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

Late-Year Ordinary Losses
$7,389

As of September 30, 2022, the De-SPAC ETF had accumulated capital loss carryovers as follows:

Not subject to expiration:
Short-term	$1,665,496
Long-Term	26,140
Total	$1,691,636

To the extent that a fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 5 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the periods ended September 30, 2022, were as follows:

Fund	Purchases	Sales
De-SPAC ETF	$2,944,395	$4,435,612
Short De-SPAC Daily ETF	-	-
Short Innovation Daily ETF	-	-

Purchases, sales, and realized gain/(loss) of in-kind transactions for the periods ended September 30, 2022 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
De-SPAC ETF	$4,461,052	$2,586,416	$113,010
Short De-SPAC Daily ETF	-	-	-
Short Innovation Daily ETF	-	-	-

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Note 6 – Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 7 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value:

De-SPAC ETF	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks	$636,589	$-	$-	$636,589
Total Investments	$636,589	$-	$-	$636,589

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Short De-SPAC Daily ETF	Level 1**	Level 2	Level 3**	Total
Assets
Other Financial Instruments**
Swap Contracts	$-	$3,832,777	$-	$3,832,777
Total Assets	$-	$3,832,777	$-	$3832,777

Liabilities
Other Financial Instruments***
Swap Contracts	$-	$99,175	$-	$99,175
Total Liabilities	$-	$99,175	$-	$99,175

Short Innovation Daily ETF	Level 1**	Level 2	Level 3**	Total
Assets
Other Financial Instruments***
Swap Contracts	$-	$36,754,293	$-	$36,754,293
Total Assets	$-	$36,754,293	$-	$36,754,293

*	The De-SPAC ETF did not hold any Level 2 or 3 securities at period end.
**	The Short De-SPAC Daily ETF and Short Innovation Daily ETF did not hold any Level 1 or 3 securities at period end.
***	Other financial instruments are derivative instruments such as swap contracts. Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Note 8 – Derivative and Hedging Disclosure

Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position and performance. The Short De-SPAC Daily ETF and Short Innovation Daily ETF invested in swap contracts during the periods ended September 30, 2022.

The effects of these derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations are presented in the tables below. The fair values of derivative instruments, as of September 30, 2022, by risk category are as follows:

Short De-SPAC Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$3,832,777	Unrealized depreciation on open swap contracts	$99,175

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Short Innovation Daily ETF
	Asset Derivatives		Liability Derivatives
Derivatives not designated as hedging instruments	Statements of Assets and Liabilities	Value	Statements of Assets and Liabilities	Value
Equity contracts	Unrealized appreciation on open swap contracts	$36,754,293	Unrealized depreciation on open swap contracts	$-

The effects of derivative instruments on the Statements of Operations for the periods ended September 30, 2022, are as follows:

Short De-SPAC Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Swap Contracts
Equity contracts	$10,654,262

Short Innovation Daily ETF
Amount of Realized Gain or (Loss) on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$153,123,322

Short De-SPAC Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contract
Equity contracts	$2,891,100

Short Innovation Daily ETF
Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in the Statements of Operations
Derivatives not designated as hedging instruments	Open Swap Contracts
Equity contracts	$36,754,293

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

The average quarterly volume of derivative instruments held by the Funds during the periods ended September 30, 2022 are as follows:

Short De-SPAC Daily ETF
Open Swap Contracts
Equity contracts	Notional Value	$24,721,745

Short Innovation Daily ETF
Open Swap Contract
Equity contracts	Notional Value	$329,138,241

Note 9 - Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A Fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivative Association (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the Funds and each of its counterparties. These agreements allow the Funds and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the Funds’ custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the Funds from its counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

It is the Funds’ policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of swap contracts. As of September 30, 2022, the Funds are subject to a master netting arrangement for swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of September 30, 2022:

Short De-SPAC Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$3,832,777	$(99,175)	$-	$3,733,602

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Short Innovation Daily ETF
			Amounts Not Offset in Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts Recognized in the Statement of Assets and Liabilities	Financial Instruments*	Cash Collateral*	Net Amount
Unrealized appreciation on open swap contracts	Cowen	$36,754,293	$-	$-	$36,754,293

*	Amounts relate to master netting agreements and collateral agreements which have been determined by the Advisor to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Statements of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

Note 10 – Market Disruption and Geopolitical Risks

Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on a security or instrument. Since 2020, the novel strain of coronavirus (COVID-19) has negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Following Russia’s large-scale invasion of Ukraine, the President of the United States signed an Executive Order in February 2022 prohibiting U.S. persons from entering transactions with the Central Bank of Russia and Executive Orders in March 2022 prohibiting U.S. persons from importing oil and gas from Russia as well as other popular Russian exports, such as diamonds, seafood and vodka. There may also be restrictions on investments in Chinese companies. For example, the President of the United States of America signed an Executive Order in June 2021 affirming and expanding the U.S. policy prohibiting U.S. persons from purchasing or investing in publicly-traded securities of companies identified by the U.S. Government as “Chinese Military-Industrial Complex Companies.” The list of such companies can change from time to time, and as a result of forced selling or an inability to participate in an investment the Advisor otherwise believes is attractive, the Funds may incur losses. The duration of the coronavirus outbreak and the Russian-Ukraine conflict could adversely affect the Funds’ performance, the performance of the securities in which the Funds invest and may lead to losses on your investment. The ultimate impact of COVID-19 and Russia Invasion on the financial performance of the Funds’ investments is not reasonably estimable at this time. Management is actively monitoring these events.

Note 11 – New Accounting Pronouncement

In October 2020, the SEC adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives a Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. The Funds have adopted procedures in accordance with Rule 18f-4.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds have adopted procedures in accordance with Rule 2a-5.

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

Note 12 – Change in Auditor Disclosure

On April 21, 2022, the Audit Committee of the Board of Trustees of Investment Managers Series Trust II (the “Trust”) appointed Tait, Weller & Baker LLP (“Tait”) as the AXS De-SPAC ETF and the AXS Short De-SPAC ETF (collectively the “De-SPAC Funds”) independent registered public accounting firm upon the reorganization of the De-SPAC Funds for the fiscal period ended September 30, 2022. Previously, Cohen & Company, Ltd. (“Cohen”) served as the independent registered public accounting firm to the De-SPAC Funds.

Cohen’s report on the financial statements for The De-SPAC ETF for the period from May 18, 2021 through September 30, 2021 and for The Short De-SPAC ETF for the period from May 17, 2021 through September 30, 2021 contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. During such period and the interim period of October 1, 2021 through April 21, 2022 (the “Interim Period”) there were no (i) disagreements with Cohen on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Cohen, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the De-SPAC Funds’ financial statements for such period, nor (ii) “reportable events” of the kinds described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the period prior to September 30, 2021 and the Interim Period, neither the De-SPAC Funds nor anyone on behalf of the De-SPAC Funds had consulted Tait on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the De-SPAC Funds’ financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K). The selection of Tait does not reflect any disagreements with Cohen or dissatisfaction by the De-SPAC Funds, the Board, or the Audit Committee with the performance of Cohen.

AXS Funds

NOTES TO FINANCIAL STATEMENTS - Continued

September 30, 2022

Note 13 – Events Subsequent to the Fiscal Period End

The Funds have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions that occurred through the date of issuance of the Funds’ financial statements.

At a meeting held on October 26-27, 2022, the Board of Trustees of the Trust approved a change in the Funds’ distributor from IMST Distributors, LLC to ALPS Distributors, Inc. Such change will be effective January 1, 2023.

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Investment Managers Series Trust II and

Shareholders of AXS Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of AXS De-SPAC ETF, AXS Short De-SPAC Daily ETF, and AXS Short Innovation Daily ETF (the “Funds”), each a series of Investment Managers Series Trust II (the “Trust”), including the schedules of investments, as of September 30, 2022, the related statements of operations, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of September 30, 2022, the results of their operations for the period then ended, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights

AXS De-SPAC ETF	For the year ended September 30, 2022	For the year ended September 30, 2022	For the year ended September 30, 2022

AXS Short De-SPAC Daily ETF	For the year ended September 30, 2022	For the year ended September 30, 2022	For the year ended September 30, 2022

AXS Short Innovation Daily ETF	For the Period November 5, 2021 through September 30, 2022	For the Period November 5, 2021 through September 30, 2022	For the Period November 5, 2021 through September 30, 2022

With respect to the AXS De-SPAC ETF, the statement of changes and the financial highlights for the period May 18, 2021 through September 30, 2021 were audited by other auditors, and in their opinions dated December 9, 2021, they expressed unqualified opinions on said financial statements and financial highlights. With respect to the AXS Short De-SPAC Daily ETF, the statement of changes and the financial highlights for the period May 17, 2021 through September 30, 2021 were audited by other auditors, and in their opinions dated December 9, 2021, they expressed unqualified opinions on said financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2013.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

November 29, 2022

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited)

Trustees and Officers Information

Additional information about the Trustees is included in the Funds’ Statement of Additional Information which is available, without charge, upon request by calling (866) 984-2510. The Trustees and officers of the Funds and its principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Independent Trustees:
Thomas Knipper, CPA[a] (Born 1957) Trustee	Since September 2013	Retired (April 2022 – present); Independent Consulting, financial services organizations (March 2021 – March 2022); Vice President and Chief Compliance Officer, Ameritas Investment Partners, a registered investment advisor (1995 – March 2021).	29	Monachil Credit Income Fund, a closed-end investment company.
Kathleen K. Shkuda[a] (born 1951) Trustee	Since September 2013	Zigzag Consulting, a financial services consulting firm (2008 – present). Director, Managed Accounts, Merrill Lynch (2007-2008).	29	None.
Larry D. Tashjian [a] (born 1953) Trustee and Chairman of the Board	Since September 2013	Principal, CAM Capital Advisors, a family office (2001 – present).	29	General Finance Corporation.
John P. Zader [a] (born 1961) Trustee	Since September 2013	Retired (June 2014 – present); CEO, UMB Fund Services, Inc., a mutual fund and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Funds (December 2006 – June 2014); President, Investment Managers Series Trust (December 2007 - June 2014).	29	Investment Managers Series Trust, a registered investment company (includes 54 portfolios).
Interested Trustee:
Eric M. Banhazl b† (born 1957) Trustee	Since September 2013	Chairman, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Chairman (2016 – present), and President (2006 – 2015), Mutual Fund Administration, LLC, co-administrator for the Fund.	29	Investment Managers Series Trust, a registered investment company (includes 54 portfolios).

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Interested Trustee:
Terrance P. Gallagher a* (born 1958) Trustee and President	Since July 2019	President, Investment Managers Series Trust II (September 2013 – present); Executive Vice President, UMB Fund Services, Inc. (2007 – present). Director of Compliance, Unified Fund Services Inc. (now Huntington Fund Services), a mutual fund service provider (2004 – 2007).	29	Cliffwater Corporate Lending Fund, Agility Multi-Asset Income Fund, Corbin Multi-Strategy Fund, LLC, Aspiriant Risk-Managed Real Asset Fund, Aspiriant Risk-Managed Capital Appreciation Fund, AFA Multi-Manager Credit Fund, The Optima Dynamic Alternatives Fund, Infinity Core Alternative Fund, Infinity Long/Short Equity Fund, LLC, Keystone Private Income Fund, First Trust Alternative Opportunities Fund, Variant Alternative Income Fund, Variant Impact Fund, First Trust Private Assets Fund, First Trust Private Credit Fund, and First Trust Real Assets Fund, each a closed-end investment company.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee[d]	Other Directorships Held by Trustee During the Past Five Years[e]
Officers of the Trust:
Rita Dam [b] (born 1966) Treasurer and Assistant Secretary	Since September 2013

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present).

			N/A	N/A
Joy Ausili [b] (born 1966) Vice President and Assistant Secretary	Since January 2016

Co-Chief Executive Officer (2016 – present), and Vice President (2006 – 2015), Mutual Fund Administration, LLC; Co-President, Foothill Capital Management, LLC, a registered investment advisor (2018 – present); Secretary and Assistant Treasurer, Investment Managers Series Trust (September 2013 – January 2016).

			N/A	N/A
Diane Drake [b] (born 1967) Secretary	Since January 2016	Senior Counsel, Mutual Fund Administration, LLC (October 2015 – present); Chief Compliance Officer, Foothill Capital Management, LLC, a registered investment advisor (2018 – 2019).	N/A	N/A
Martin Dziura [b] (born 1959) Chief Compliance Officer	Since September 2013

Principal, Dziura Compliance Consulting, LLC (October 2014 - present). Managing Director, Cipperman Compliance Services (2010 – September 2014). Chief Compliance Officer, Hanlon Investment Management (2009 - 2010). Vice President − Compliance, Morgan Stanley Investment Management (2000 − 2009).

			N/A	N/A

a	Address for certain Trustees and certain officers: 235 West Galena Street, Milwaukee, Wisconsin 53212.
b	Address for Mr. Banhazl, Ms. Ausili, Ms. Dam and Ms. Drake: 2220 E. Route 66, Suite 226, Glendora, California 91740. Address for Mr. Dziura: 309 Woodridge Lane, Media, Pennsylvania 19063.
c	Trustees and officers serve until their successors have been duly elected.
d	The Trust is comprised of 62 series managed by unaffiliated investment advisors. The term “Fund Complex” applies only to the Funds managed by the same investment advisor. The Fund’s investment advisor also serves as the investment advisor to the AXS All Terrain Opportunity Fund, AXS Alternative Growth Fund, AXS Alternative Value Fund, AXS Adaptive Plus Fund, AXS Multi-Strategy Alternatives Fund, AXS Chesapeake Strategy Fund, AXS Market Neutral Fund, AXS Income Opportunities Fund, AXS Merger Fund, AXS Sustainable Fund, AXS Thomson Reuters Private Equity Return Tracker, AXS Thomson Reuters Venture Capital Return Tracker Fund, AXS Astoria Inflation Sensitive ETF, AXS Change Finance ESG ETF, AXS Green Alpha ETF, AXS 1.25X NVDA Bear Daily ETF, AXS FOMO ETF, AXS 1.5X PYPL Bear Daily ETF, AXS 1.5X PYPL Bull Daily ETF, AXS 2X Innovation ETF, AXS 2X NKE Bear Daily ETF, AXS 2X NKE Bull Daily ETF, AXS 2X PFE Bear Daily ETF, AXS 2X PFE Bull Daily ETF, AXS Short China Internet ETF and AXS TSLA Bear Daily ETF which are offered in separate prospectus. The Funds do not hold themselves out as related to any other series within the Trust, for purposes of investment and investor services.
e	“Other Directorships Held” includes only directorship of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934, as amended (that is, “public companies”) or other investment companies registered under the 1940 Act.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) – Continued

†	Mr. Banhazl is an “interested person” of the Trust by virtue of his position with Mutual Fund Administration, LLC and Foothill Capital Management, LLC.
*	Mr. Gallagher is an “interested person” of the Trust by virtue of his position with UMB Fund Services, Inc.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Board Consideration of Investment Advisory Agreement

At an in-person meeting held on April 20-21, 2022, the Board of Trustees (the “Board”) of Investment Managers Series Trust II (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the investment advisory agreement (the “Advisory Agreement”) between the Trust and AXS Investments LLC (the “Investment Advisor”) with respect to the AXS Short De-SPAC Daily ETF (the “Short De-SPAC ETF”), AXS Short Innovation Daily ETF (the “Short Innovation ETF”), and AXS De-SPAC ETF (the “De-SPAC ETF” and together with the Short De-SPAC ETF and Short Innovation ETF, the “ETFs”) series of the Trust for an initial two-year term. In approving the Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of each ETF and its shareholders.

Background

In advance of the meeting, the Board received information about the ETFs and the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration, LLC and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The materials, among other things, included information about the organization and financial condition of the Investment Advisor; information regarding the background, experience, and compensation structure of relevant personnel who would be providing services to the ETFs; information about the Investment Advisor’s compliance policies and procedures, disaster recovery and contingency planning, and policies with respect to portfolio execution and trading; information regarding the estimated profitability of the Investment Advisor’s overall relationship with the ETFs; information regarding the performance of the predecessor ETFs of the Short De-SPAC ETF (the “Short De-SPAC Predecessor ETF”), Short Innovation ETF (the “Short Innovation Predecessor ETF”), and De-SPAC ETF (the “De-SPAC Predecessor ETF” and together with the Short De-SPAC Predecessor ETF and Short Innovation Predecessor ETF, the “Predecessor ETFs”), each of which would be reorganized into its corresponding ETF and employs substantially the same investment program, for various periods ended January 31, 2022; and reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) comparing the proposed advisory fee and estimated total expenses of each ETF with those of a group of comparable funds selected by Broadridge (each a “Peer Group”) from Morningstar, Inc.’s relevant fund universe (each a “Fund Universe”). The Board also received a memorandum from legal counsel to the Trust and the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement. In addition, the Board considered information reviewed by the Board regarding other series of the Trust managed by the Investment Advisor during the year at other Board and Board committee meetings. No representatives of the Investment Advisor were present during the Board’s consideration of the Advisory Agreement, and the Independent Trustees were represented by their legal counsel with respect to the matters considered.

In approving the Advisory Agreement, the Board and the Independent Trustees considered a variety of factors, including those discussed below. In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services

With respect to the relevant performance information, the meeting materials indicated the following:

●	The Short De-SPAC Predecessor ETF’s total return for the six-month period was higher than the Peer Group and Trading-Inverse Equity Fund Universe median returns and the S&P 500 Index return.

●	The Short Innovation Predecessor ETF’s total return for the one-month period was higher than the Peer Group and Trading-Inverse Equity Fund Universe median returns and the S&P 500 Index return.

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

●	The De-SPAC Predecessor ETF’s total return for the six-month period was lower than the Russell 2000 Growth Index return and the Small Growth Fund Universe and Peer Group median returns by 25.83%, 30.69%, and 34.47%, respectively.

The Board considered that the Predecessor ETFs had been operating for relatively short periods, and that performance over longer periods would be more meaningful. The Board noted its familiarity with the Investment Advisor as the investment advisor for many other series of the Trust, and considered the services to be provided by the Investment Advisor to each ETF. In doing so, the Board considered the Investment Advisor’s specific responsibilities in day-to-day management and oversight of the ETFs, as well as the qualifications, experience, and responsibilities of the personnel who would be involved in the activities of the ETFs. The Board also considered the overall quality of the organization and operations of the Investment Advisor, as well as its compliance structure and compliance procedures.

The Board and the Independent Trustees concluded that based on the various factors they had reviewed, the Investment Advisor would have the capabilities, resources, and personnel necessary to manage each ETF, and that the Investment Advisor would provide each ETF with a reasonable potential for good investment results.

Advisory Fees and Expense Ratios

The Board reviewed information regarding each ETF’s proposed advisory fee and estimated total expenses. The meeting materials indicated the following:

●	The Short De-SPAC ETF’s proposed annual investment advisory fee (gross of fee waivers) was the same as the advisory fee for the Short De-SPAC Predecessor ETF, but was higher than both the Peer Group and Trading-Inverse Equity Fund Universe medians by 0.15%. The Board observed that the Short De-SPAC ETF’s estimated annual total expenses (net of fee waivers) were the same as the Peer Group and Fund Universe medians.

●	The Short Innovation ETF’s proposed annual investment advisory fee (gross of fee waivers) was the same as the Peer Group and Trading-Inverse Equity Fund Universe medians, but higher than the advisory fee for the Short Innovation Predecessor ETF by 0.10%. The Board observed that the Short Innovation ETF’s estimated annual total expenses (net of fee waivers) were the same as the Peer Group and Fund Universe medians. The Board considered that the Investment Advisor had contractually agreed to a management fee of 0.65%, which was the same as the advisory fee for the Short Innovation Predecessor ETF, for a period of two years from the date of the reorganization, after which the advisory fee would become 0.75%.

●	The De-SPAC ETF’s proposed annual investment advisory fee (gross of fee waivers) was the same as the advisory fee for the De-SPAC Predecessor ETF, but was higher than the Peer Group and Small Growth Fund Universe medians by 0.14% and 0.46%, respectively. The Board observed that the De-SPAC ETF’s estimated annual total expenses (net of fee waivers) were higher than the Peer Group and Fund Universe medians by 0.17% and 0.46%, respectively. The Board considered that the estimated annual total expenses of the De-SPAC ETF were likely higher than the Peer Group and Fund Universe medians because of the ETF’s higher proposed advisory fee.

In reviewing the proposed advisory fee for each ETF, the Board noted the Investment Advisor’s observations that each ETF is actively managed, and that the Peer Groups included several low cost, passively managed funds that are significantly larger than the respective ETFs. The Board further noted the Investment Advisor’s belief that the ETFs are more specialized, innovative, and unique compared to many of the funds in the Peer Groups. The Board considered that the Investment Advisor does not manage any other accounts with the same objectives and policies as the ETFs, and therefore they did not have a good basis for comparing the ETFs’ proposed advisory fees with those

AXS Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

of other similar client accounts of the Investment Advisor. The Board also considered that each ETF’s proposed advisory fee was within the range of advisory fees paid by other series of the Trust managed by the Investment Advisor.

The Board also considered the Investment Advisor’s observation that some of the funds in the Peer Groups are part of larger fund complexes and therefore could have lower expenses and/or support lower expense caps. The Board noted that the larger fund complexes allow those funds in the Peer Groups to pass along economies of scale that the Investment Advisor is currently unable to match. The Board also noted that the Investment Advisor set the net expenses for the ETFs at a level at which the Investment Advisor can maintain the viability of the ETFs.

The Board and the Independent Trustees concluded that the proposed compensation payable to the Investment Advisor under the Advisory Agreement would be fair and reasonable in light of the nature and quality of the services proposed to be provided by the Investment Advisor to each ETF.

Profitability and Economies of Scale

The Board next reviewed the estimated profitability to the Investment Advisor of its relationship with each ETF in the ETF’s first year of operations, taking into account each Predecessor ETF’s current assets. The Board observed that the Investment Advisor anticipated waiving a portion of its advisory fee for the Short De-SPAC ETF and De-SPAC ETF, and that the Investment Advisor did not anticipate that it would realize a profit with respect to the De-SPAC ETF in the ETF’s first year of operations. The Board determined that the Investment Advisor’s anticipated profits with respect to the Short De-SPAC ETF and Short Innovation ETF were reasonable.

The Board noted that the potential benefits received by the Investment Advisor as a result of its relationships with the ETFs, other than the receipt of its advisory fees, would include the usual types of “fall out” benefits received by advisors to the Trust, including any research received from broker-dealers providing execution services to the ETFs, the beneficial effects from the review by the Trust’s Chief Compliance Officer of the Investment Advisor’s compliance program, the intangible benefits of the Investment Advisor’s association with the ETFs generally, and any favorable publicity arising in connection with the ETFs’ performance. The Board also noted that although the Advisory Agreement does not provide for any advisory fee breakpoints, the ETFs’ asset levels would likely be too low to achieve significant economies of scale following the reorganizations, and that any such economies would be considered in the future as the assets of the ETFs grow.

Conclusion

Based on these and other factors, the Board and the Independent Trustees concluded that approval of the Advisory Agreement was in the best interests of each ETF and its shareholders and, accordingly, approved the Advisory Agreement with respect to each ETF.

AXS ETF

EXPENSE EXAMPLES

For the Six Months Ended September 30, 2022 (Unaudited)

Expense Examples

As a shareholder of the Funds you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

De-SPAC ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/22	9/30/22	4/1/22 – 9/30/22
Actual Performance	$1,000.00	$469.30	$2.76
Hypothetical (5% annual return before expenses)	1,000.00	1,021.31	3.80

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

AXS ETF

EXPENSE EXAMPLES - Continued

For the Six Months Ended September 30, 2022 (Unaudited)

Short De-SPAC Daily ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/22	9/30/22	4/1/22 – 9/30/22
Actual Performance	$1,000.00	$1,429.60	$5.78
Hypothetical (5% annual return before expenses)	1,000.00	1,020.31	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

Short Innovation Daily ETF	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	4/1/22	9/30/22	4/1/22 – 9/30/22
Actual Performance	$1,000.00	$1,336.10	$4.39
Hypothetical (5% annual return before expenses)	1,000.00	1,021.31	3.79

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six-month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
AXS DE-SPAC ETF	DSPC	46144X 651
AXS Short DE-SPAC Daily ETF	SOGU	46144X 644
AXS Short Innovation Daily ETF	SARK	46144X 628

Privacy Principles of the AXS ETFs for Shareholders

The ETFs are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the ETFs collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the ETFs do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the ETFs. The ETFs do not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the AXS ETFs for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting

The ETFs’ proxy voting policies and procedures, as well as information regarding how the ETFs voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, are available, without charge and upon request by calling (866) 984-2510 or on the SEC’s website at www.sec.gov.

Fund Portfolio Holdings

The ETFs file a complete schedule of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the ETFs’ Form N-PORT on the SEC’s website at www.sec.gov.

Householding

The ETFs will mail only one copy of shareholder documents, including prospectuses and notice of annual and semi-annual reports availability and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (866) 984-2510.

AXS ETFs

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (866) 984-2510

Item 1. Report to Stockholders (Continued).

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-833-297-2587.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its Audit Committee: Messrs. Thomas Knipper and John P. Zader.  The audit committee financial experts are “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

AXS ETFs	FYE 9/30/2022	FYE 9/30/2021
Audit Fees	$37,500	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$7,500	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

Prior to the reorganization, the aggregate audit and tax fees billed by Cohen & Company, Ltd., for The De-SPAC ETF and The Short De-SPAC ETF, were $10,500 and $14,500, respectively, for the year ended September 30, 2021.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

AXS ETFs	FYE 9/30/2022	FYE 9/30/2021*
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

*	The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement.

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment advisor (and any other controlling entity, etc.—not sub-advisor) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment advisor is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

AXS ETFs
Non-Audit Related Fees	FYE 9/30/2022	FYE 9/30/2021
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2018.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in independent public accountant. Filed herewith

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust II

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Terrance Gallagher
Terrance Gallagher, President/Chief Executive Officer

Date	12/9/2022

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	12/9/2022